Related Party and Affiliate Activity	1 Months Ended
Jun. 30, 2023
Related Party and Affiliate Activity
Related Party and Affiliate Activity

Note 4. Related Party and Affiliate Activity

Entities are considered to be an affiliate if they share direct or indirect common ownership or are managed by the Investment Manager, or an affiliate of the Investment Manager.

The Investment Manager entered into an agreement to serve as the collateral manager to the GCP Warehouse Credit Facility. Under the terms of the collateral management agreement between the Investment Manager and the Fund (“GCP Warehouse Collateral Management Agreement”), the Investment Manager is entitled to receive an annual fee in an amount equal to 0.25% of the principal balance of the portfolio of loans held by the Fund at the beginning of the collection period relating to each payment date, which is payable quarterly in arrears unless waived or deferred by the Investment Manager. For the period from June 8, 2023 (commencement of operations) to June 30, 2023, the Investment Manager irrevocably waived $130,519 of collateral management fees payable under the GCP Warehouse Collateral Management Agreement.

During the period from June 8, 2023 (commencement of operations) to June 30, 2023, the Fund purchased investments from entities managed by the Investment Manager, or an affiliate of the Investment Manager, at fair value for $936,995,797.